Fair value of financial instruments - Fair value by delinquency (details) (Residential portfolio segment [Member], Loans receivable [Member], Residential mortgage [Member], USD $)
In Thousands, unless otherwise specified
Jun. 30, 2013 loan
Residential portfolio segment [Member] | Loans receivable [Member] | Residential mortgage [Member]
Number of loans
Current	102
30	33
60	30
90	460
Foreclosure	707
Mortgage loans, number of loans	1,332
Carrying value
Current	$ 10,748
30	2,793
60	4,299
90	53,905
Foreclosure	91,775
Mortgage loans	163,520
Unpaid principal balance
Current	22,020
30	6,411
60	8,093
90	106,381
Foreclosure	185,077
Mortgage loans, unpaid principal balance	327,982
Collateral market value
Current	18,178
30	4,560
60	6,449
90	81,086
Foreclosure	134,500
Mortgage loans, collateral at fair value	$ 244,773